Employee Benefits - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥) yr	Mar. 31, 2018 JPY (¥) yr	Mar. 31, 2017 JPY (¥)
Disclosure of net defined benefit liability (asset) [line items]
Allowance for directors retirement benefits		¥ 206	¥ 223
Contributions paid or payable by the Group to the defined contribution plans		¥ 998	¥ 962	¥ 928
Subsequent event [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimated contribution to the defined benefit plan assets	¥ 2,178
Bottom of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average durations of the defined benefit obligations | yr		8.7	7.1
Top of range [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average durations of the defined benefit obligations | yr		11.9	11.5